Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company.

Uses of estimates and assumptions

In preparing the condensed consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the condensed consolidated financial statements. Significant accounting estimates required to be made by management include standalone selling price of each distinct performance obligation in revenue recognition using the adjusted market assessment approach, allowance for inventories, allowance for credit losses and valuation allowance for deferred tax assets. The Company evaluates its estimates and assumptions on an ongoing basis and its estimates on historical experience, current and expected future conditions and various other assumptions that management believes are reasonable under the circumstances based on the information available to management at the time these estimates and assumptions are made. Actual results and outcomes may differ significantly from these estimates and assumptions.

Cash

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC.

Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is substantially cash balance in designated bank accounts as security for performance of sales contract, product warranty and security for its notes payable. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the term of the security period. Upon maturities of the security period, the bank’s deposits are available for general use by the Company. Restricted cash with maturity period over one year was classified as non-current assets.

Short-term investment

The Company’s short-term investment mainly represents investments in financial products issued by commercial bank with a variable interest rate indexed to the performance of underlying assets within one year measured at fair value. The Company maintains short-term investment in creditable banks in the PRC. As of December 31, 2023 and 2022, the balance of short-term investment was $nil and $2,105,246, respectively.

Notes receivable

Notes receivable represents trade accounts receivable due from various customers where the customers’ banks have guaranteed the payments. The notes are non-interest bearing and normally paid within three to twelve months. The Company has the ability to submit request for payment to the customer’s bank earlier than the scheduled payment date, but will incur an interest charge and a processing fee.

Accounts Receivable

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective January 1, 2023. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for credit losses. The Company estimates the allowance for credit losses based on an analysis of the aging of accounts receivable, assessment of collectability, including any known or anticipated economic conditions, customer-specific circumstances, recent payment history and other relevant factors. Following the adoption of this guidance, a cumulative-effect adjustment in accumulated deficit of nil was recognized as of January 1, 2023. The adoption of ASC 326 did not have a material impact on the company’s financial statements.

As of December 31, 2023 and 2022, the allowance for credit losses represented approximately 10% and 12% of gross account receivable balances (including account receivable from a related party), respectively. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. Allowance for credit loss balances amounted to $688,880 and $1,028,126 as of December 31, 2023 and 2022, respectively.

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over net realizable value of each item of inventories is recognized in the value of inventories. Net realizable value is estimated using selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories on a quarterly basis for its realizable value adjustments and reduces the carrying value of those inventories that are obsoletes or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. Allowance for inventory provision balance as of December 31, 2023 and 2022 amounted to $395,161 and $558,783, respectively.

Advances to Suppliers

Advance to suppliers consists of balances paid to suppliers for services and materials that have not been provided or received. Advance to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. In addition, at each reporting date, the Company generally determines the adequacy of allowance for credit losses by evaluating all available information, and then records specific allowances for individual advances based on the specific facts and circumstances. The allowance for credit losses balances amounted to $19,928 and $607,195 as of December 31, 2023 and 2022, respectively.

Prepayments and other assets

Prepayment and other assets primarily consist of deferred IPO cost, loans to third-parties, refundable tax credits and receivables, security deposits made to customers and advances to employees, which are presented net of allowance for credit losses. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the balances to be impaired if the collectability of the balances becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against allowance for credit losses after management has determined that the likelihood of collection is not probable. The allowance for credit losses for prepayments and other assets both were approximately $nil as of December 31, 2023 and 2022.

Deferred IPO costs represent the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs have been charged against the gross proceeds of the IPO subsequent to year end. Deferred IPO costs primary include specific legal and professional consulting costs. As of December 31, 2023 and 2022, the deferred IPO costs were $854,226 and $601,805, respectively.

Property and equipment

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Machinery equipment	10 years
Electronic equipment	3 years
Transportation equipment	4 years
Other equipment	5 years
Leasehold improvement	Over the shorter of the lease term or estimated useful lives

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Intangible Assets

Intangible assets consist primarily of software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.

Category	Estimated useful life
Software	5 years

Leases

The Company adopted Topic 842 on January 1, 2022 using the modified retrospective transition approach. The Company has lease contracts for factory and office space under operating leases. The Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Company measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Company estimates its incremental borrowing rate based on an analysis of weighted average interest rate of its own bank loans. The Company measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing lease expense when the lessor makes the underlying asset available to the Company.

For leases with lease term less than one year (short-term leases), the Company records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2023 and 2022.

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1	—	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2	—	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3	—	inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, advances to suppliers, prepayments and other current assets, accounts payable, notes receivable, advance from customers, accrued expenses, short term bank loans, notes payable and taxes payable, approximates their recorded values due to their short-term maturities. The Company determined that the carrying value of the long-term bank loans approximated their fair value by comparing the stated loan interest rate to the rate charged by similar financial institutions.

Notes payable

During the normal course of business, the Company regularly issues bank acceptance bills as a payment method to settle outstanding accounts payables with various suppliers. The Company records such bank acceptance bills as notes payable. Such notes payable is generally short term in nature due to their short maturity period of six to nine months.

Revenue recognition

The Company manufactures and distributes customized recycling equipment accessories and supplies. The Company has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 for the years ended December 31, 2023, 2022 and 2021.

The Company generates revenue primarily through the sale and delivery of promised goods or services to customers and recognizes revenue when control is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for the goods or services and is recorded net of value-added tax (“VAT”). Performance obligations typically include the delivery of promised products, such as customized recycling equipment, accessories and supplies, sometimes, along with service-type warranties. The Company’s contracts with customer are primarily on a fixed-price basis and generally do not contain cancellable provisions. Upon delivery of the customized equipment, accessories and supplies, customer acceptance is generally required.

The Company determines its performance obligations arise from (i) sales of customized recycling equipment, accessories and supplies (“product component”) and (ii) provides warranty service, if applicable, as these deliverables are distinct in that customers can benefit from each service on its own and the Company’s promises to deliver the product or services are separately identifiable from each other in the contract. The standalone selling price of each distinct performance obligation in revenue recognition was determined using the adjusted market assessment approach.

Revenue from sales of customized recycling, accessories and supplies equipment is recognized when the products are delivered and accepted by customers, which is the point when title has transferred and risk of ownership has passed. Return allowances is determined by an estimate of expected customer merchandise returns, which is calculated based on historical return patterns, and recorded as a refund liability included in accrued expenses and other liabilities.

Revenues from service-type warranty are recognized over warranty period ends and the consideration is collected. Revenues from service-type warranty amounted to $1,053,733, $1,247,727 and $$1,237,026 for the years ended December 31, 2023, 2022 and 2021, respectively.

For the years ended December 31, 2023, 2022 and 2021, the disaggregation of revenue by the type of customers is as follows:

	For the years ended December 31,
	2023	2022	2021
Industrial waste industry	$18,307,063	$21,680,006	$21,217,538
Municipal waste industry	2,474,619	4,378,853	9,007,617
Others*	359,995	4,557,181	1,380,912
Total	$21,141,677	$30,616,040	$31,606,067

*	Other customers included manufacturers, medical disposal companies, commercial trading companies, and environmental technology companies, etc.

For the years ended December 31, 2023, 2022 and 2021, the disaggregation of revenue by the type of products are as follows:

	For the years ended December 31,
	2023	2022	2021
Equipment sales	$16,947,434	$26,739,104	$26,725,849
Accessories and supplies sales	3,140,510	2,629,209	3,643,192
Warranty service	1,053,733	1,247,727	1,237,026
Total	$21,141,677	$30,616,040	$31,606,067

Contract liabilities are reflected as advance from customers on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the fulfilment of performance obligations. As of December 31, 2023 and 2022, the advances from customer amounted to $5,325,566 and $2,879,042, respectively, which were expected to be recognized as revenue within 12 months. During the years ended December 31, 2023 and 2022, the Company recognized $2,779,392 and $3,555,929 as revenue that was included in the balance of advance from customers at December 31, 2022 and 2021, respectively.

Shipping and handling costs

Shipping and handling costs, which include costs related to the selection of products and their delivery to customers, are presented in cost of product sales and selling expenses. Shipping and handling costs were $415,847, $453,031 and $425,121 for the years ended December 31, 2023, 2022 and 2021, respectively.

Government Subsidies

The Company’s PRC subsidiaries received government subsidies according to related policy from local government. The Company receives government subsidies that the Chinese government has not specified its purpose for and are not tied to future trends or performance of the Company; receipt of such subsidy income is not contingent upon any further actions or performance of the Company and the amounts do not have to be refunded under any circumstances. The unspecific purpose subsidies are recognized as other income upon receipt as further performance by the Company is not required. For the years ended December 31, 2023, 2022 and 2021, the government subsidies amounted to $217,695, $286,888 and $57,613, respectively. In addition, the Company enjoyed VAT deduction and surtaxes refund amounted to $709,962, $326,798 and $173,808 for the years ended December 31, 2023, 2022 and 2021, respectively. The tax refunds were granted by the local government as a general incentive to stimulate the local economy and technology innovation and were not contingent upon any further action or performance of the Company and the amounts do not have to be refunded under any circumstances. Given that there are no defined rules and regulations to govern the timing and the amount of such tax refund and the grant of such tax refund is determined solely at the discretion of the relevant government authorities, the Company only recognized the tax refund as other income when the Company received the approvals and payments of the tax refund from the relevant government authorities.

Research and development expenses

Research and development expenses include costs directly associated with the Company’s research and development projects, including the cost of salaries and other employee benefits, testing expenses, consumable equipment and consulting fees. All costs associated with research and development are expensed as incurred. For the years ended December 31, 2023, 2022 and 2021, research and development expenses were $1,581,779, $2,091,600 and $1,591,754, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2023, 2022 and 2021. As of December 31, 2023, the tax years ended December 31, 2018 through December 31, 2023 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2022 and 2021, there were no dilutive shares.

Foreign currency translation

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency U.S. Dollars (“US$”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2023	December 31, 2022	December 31, 2021
Year-end spot rate	US$1=RMB 7.0999	US$1=RMB 6.8972	US$1=RMB 6.3726
Average rate	US$1=RMB 7.0809	US$1=RMB 6.7290	US$1=RMB 6.4508

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using US$ as its functional currency.

Risks and Uncertainties

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first half of 2020, which has caused significant volatility in the PRC and international markets. On May 5, 2023, the World Health Organization declared that COVID-19 is now an established and ongoing health issue which no longer constitutes a public health emergency of international concern. For the years ended December 31, 2023, 2022 and 2021, the COVID-19 pandemic did not have a material net impact on the Company’s financial positions and operating results. The extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues.

Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business in PRC China as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and the majority of the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Concentrations of risks

a.	Concentration of credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts at the balance sheet dates. As of December 31, 2023 and 2022, the aggregate amount of cash and restricted cash of $4,682,392 and $2,291,064, respectively, was held at major financial institutions in PRC, where there is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in the PRC. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy to provide for allowance for credit losses based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

b.	Significant customers

For the years ended December 31, 2023, a customer accounted for approximately 13% of the Company’s total revenues. For the years ended December 31, 2022 and 2021, no customer accounted for more than 10% of the Company’s total revenues. As of December 31, 2023, no customer accounted for more than 10% of the Company’s accounts receivable. As of December 31, 2022, one customer accounted for approximately 12% of the Company’s accounts receivable.

c.	Significant suppliers

For the years ended December 31, 2023, 2022 and 2021, no supplier accounted for more than 10% of the Company’s total purchases. As of December 31, 2023, one supplier accounted for approximately 12% of the Company’s total accounts payable. As of December 31, 2022, no supplier accounted for more than 10% of the Company’s total accounts payable.

d.	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. In November 2018, April 2019 and May 2019, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” “Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments,” and “ASU No. 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief,” which provided additional implementation guidance on the previously issued ASU. The ASU is effective for fiscal years beginning after Dec. 15, 2019 for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC. The Company adopted, ASU No. 2016-13 on January 1, 2023. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09. Income Taxes (Topic 740)- Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2023, and are applied prospectively to business combinations that occur after the effective date. The Company does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“Codification”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.